Supplemental Guarantor Information - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0
Restricted cash	116,513	197,201	46,770	0
Receivables			0
Advances to affiliate	10,600	20,108	10,073
Other current assets	1,164	37,195	225
Other current assets—affiliate	279	141	167
Total current assets	128,556	254,645	57,235
Non-current restricted cash	0	73,339	0	0
Property, plant and equipment, net	7,834,810	6,076,672	3,924,551
Debt issuance and deferred financing costs, net	103,879	155,847	247,441
Investments in subsidiaries	0	0	0
Non-current advances under long-term contracts	0	46,398	51,530
Other non-current assets	37,545	29,547	23,285
Total assets	8,104,790	6,636,448	4,304,042
Current liabilities
Accounts payable	7,576	9,120	1,043
Accrued liabilities	178,665	137,648	81,196
Due to affiliates	16,578	7,050	2,332
Derivative liabilities	30,099	43,383	28,559
Total current liabilities	232,918	197,201	113,130
Long-term debt, net	6,333,804	5,081,715	2,713,000
Non-current derivative liabilities	49,231	43,105	76,440
Deferred tax liability	0
Other non-current liabilities		0	891
Other non-current liabilities—affiliate	0	618	1,231
Commitments and contingencies
Member’s equity	1,488,837	1,313,809	1,399,350	$ 65,532	$ (1,492)
Total liabilities and member’s equity	8,104,790	6,636,448	4,304,042
Scenario, Previously Reported [Member]
Current assets
Receivables		400
Other current assets		36,795
Parent Issuer [Member]
Current assets
Cash and cash equivalents	0	0	0
Restricted cash	116,513	197,201	46,770
Advances to affiliate	0	0	0
Other current assets	317	152	0
Other current assets—affiliate	0	0	0
Total current assets	116,830	197,353	46,770
Non-current restricted cash		73,339
Property, plant and equipment, net	558,367	306,342	84,477
Debt issuance and deferred financing costs, net	103,879	155,847	247,441
Investments in subsidiaries	7,312,131	5,927,833	3,952,215
Non-current advances under long-term contracts		0	0
Other non-current assets	0	50	0
Total assets	8,091,207	6,660,764	4,330,903
Current liabilities
Accounts payable	68	332	0
Accrued liabilities	73,018	61,328	2,220
Due to affiliates	0	0	0
Derivative liabilities	30,099	43,383	28,559
Total current liabilities	103,185	105,043	30,779
Long-term debt, net	6,333,804	5,081,715	2,713,000
Non-current derivative liabilities	49,231	43,105	76,440
Deferred tax liability	0
Other non-current liabilities			0
Other non-current liabilities—affiliate		0	0
Commitments and contingencies
Member’s equity	1,604,987	1,430,901	1,510,684
Total liabilities and member’s equity	8,091,207	6,660,764	4,330,903
Parent Issuer [Member] | Scenario, Previously Reported [Member]
Current assets
Receivables		0
Other current assets		152
Guarantors [Member]
Current assets
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Advances to affiliate	10,600	20,108	10,073
Other current assets	847	37,043	225
Other current assets—affiliate	280	142	168
Total current assets	11,727	57,293	10,466
Non-current restricted cash		0
Property, plant and equipment, net	7,276,443	5,770,330	3,840,074
Debt issuance and deferred financing costs, net	0	0	0
Investments in subsidiaries	0	0	0
Non-current advances under long-term contracts		46,398	51,530
Other non-current assets	37,545	29,497	23,285
Total assets	7,325,715	5,903,518	3,925,355
Current liabilities
Accounts payable	7,508	8,788	1,043
Accrued liabilities	105,647	76,320	78,976
Due to affiliates	16,578	7,050	2,332
Derivative liabilities	0	0	0
Total current liabilities	129,733	92,158	82,351
Long-term debt, net	0	0	0
Non-current derivative liabilities	0	0	0
Deferred tax liability	3,677
Other non-current liabilities			891
Other non-current liabilities—affiliate		618	1,231
Commitments and contingencies
Member’s equity	7,192,305	5,810,742	3,840,882
Total liabilities and member’s equity	7,325,715	5,903,518	3,925,355
Guarantors [Member] | Scenario, Previously Reported [Member]
Current assets
Receivables		400
Other current assets		36,643
Eliminations [Member]
Current assets
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Advances to affiliate	0	0	0
Other current assets	0	0	0
Other current assets—affiliate	(1)	(1)	(1)
Total current assets	(1)	(1)	(1)
Non-current restricted cash		0
Property, plant and equipment, net	0	0	0
Debt issuance and deferred financing costs, net	0	0	0
Investments in subsidiaries	(7,312,131)	(5,927,833)	(3,952,215)
Non-current advances under long-term contracts		0	0
Other non-current assets	0	0	0
Total assets	(7,312,132)	(5,927,834)	(3,952,216)
Current liabilities
Accounts payable	0	0	0
Accrued liabilities	0	0	0
Due to affiliates	0	0	0
Derivative liabilities	0	0	0
Total current liabilities	0	0	0
Long-term debt, net	0	0	0
Non-current derivative liabilities	0	0	0
Deferred tax liability	(3,677)
Other non-current liabilities			0
Other non-current liabilities—affiliate		0	0
Commitments and contingencies
Member’s equity	(7,308,455)	(5,927,834)	(3,952,216)
Total liabilities and member’s equity	$ (7,312,132)	(5,927,834)	$ (3,952,216)
Eliminations [Member] | Scenario, Previously Reported [Member]
Current assets
Receivables		0
Other current assets		$ 0